PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 80.1%
Diversified Real Estate Activities 6.1%
Hang Lung Properties Ltd. (Hong Kong)	517,823	$1,339,952
New World Development Co. Ltd. (Hong Kong)	326,940	1,552,268
		2,892,220
Diversified REITs 5.6%
Activia Properties, Inc. (Japan)	117	530,712
Essential Properties Realty Trust, Inc.	42,825	1,276,185
Stockland (Australia)	266,047	861,813
		2,668,710
Health Care REITs 18.1%
CareTrust REIT, Inc.	70,398	1,698,000
Community Healthcare Trust, Inc.	27,281	1,359,412
Global Medical REIT, Inc.	150,909	2,348,144
Omega Healthcare Investors, Inc.	73,866	2,679,859
Welltower, Inc.	6,592	572,581
		8,657,996
Hotel & Resort REITs 4.8%
MGM Growth Properties LLC (Class A Stock)	60,410	2,283,498
Industrial REITs 2.5%
Mapletree Logistics Trust (Singapore)	772,578	1,203,818
Office REITs 14.0%
Boston Properties, Inc.	9,922	1,164,644
Columbia Property Trust, Inc.	100,491	1,675,185
Highwoods Properties, Inc.	36,280	1,730,193
Postal Realty Trust, Inc. (Class A Stock)	108,886	2,092,789
		6,662,811
Real Estate Development 1.6%
CK Asset Holdings Ltd. (Hong Kong)	111,392	759,286
Real Estate Operating Companies 2.6%
Swire Properties Ltd. (Hong Kong)	443,076	1,261,008
Residential REITs 1.1%
Equity Residential	6,018	506,294

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 23.7%
Agree Realty Corp.	18,110	$1,360,966
Japan Metropolitan Fund Investment Corp. (Japan)	1,272	1,329,274
National Retail Properties, Inc.	35,859	1,752,429
NETSTREIT Corp.	94,148	2,443,141
Regency Centers Corp.	20,425	1,335,999
Simon Property Group, Inc.	13,759	1,740,789
Supermarket Income REIT PLC (United Kingdom)	354,600	594,117
Urban Edge Properties	40,366	766,954
		11,323,669

Total Common Stocks (cost $33,502,499)		38,219,310
Preferred Stocks 19.6%
Diversified REITs 9.6%
Armada Hoffler Properties, Inc., Series A, 6.750%, Maturing 06/18/24(oo)	31,474	860,814
EPR Properties, Series G, 5.750%, Maturing 11/30/22(oo)	65,611	1,677,017
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	50,000	1,336,500
PS Business Parks, Inc., Series W, 5.200%, Maturing 10/20/21(oo)	27,741	706,008
		4,580,339
Hotel & Resort REITs 2.9%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	55,000	1,391,500
Industrial REITs 1.5%
Rexford Industrial Realty, Inc., Series A, 5.875%, Maturing 08/16/21(oo)	28,468	716,255
Residential REITs 5.6%
American Homes 4 Rent, Series G, 5.875%, Maturing 07/17/22(oo)	45,180	1,189,137

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Residential REITs (cont’d.)
Centerspace, Series C, 6.625%, Maturing 10/02/22(oo)	27,444	$721,503
UMH Properties, Inc., Series C, 6.750%, Maturing 07/26/22(oo)	28,516	748,545
		2,659,185

Total Preferred Stocks (cost $8,880,245)		9,347,279

Total Long-Term Investments (cost $42,382,744)		47,566,589

Short-Term Investments 0.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	81,857	81,857
PGIM Institutional Money Market Fund(wa)	7	8

Total Short-Term Investments (cost $81,865)		81,865

TOTAL INVESTMENTS 99.9% (cost $42,464,609)		47,648,454
Other assets in excess of liabilities 0.1%		50,083

Net Assets 100.0%		$47,698,537

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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